Earnings (Losses) Per Share - Summary of Basic Earnings Per Share (Parenthetical) (Detail) - S/ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [line items]
Weighted average number of shares issued per share	S/ 1.00	S/ 1.00	S/ 1.00